Significant Agreements, Commitments and Contingencies (Details)		1 Months Ended			12 Months Ended
	Jun. 01, 2021 EUR (€)	Aug. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Sep. 18, 2015 EUR (€)	Sep. 17, 2015 € / shares shares
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Common stock shares issued (in Shares) | shares									1,086,956
Common stock, issued price per share (in Euro per share) | € / shares									€ 4.14
Additional cash consideration (in Euro) | €								€ 250,000
Fees paid			$ 1,000,000	€ 1,000,000	$ 713,538	€ 630,000
Maturity fee					2,200,000
Fair value					1,200,000		$ 1,600,000
Aggregate earn-out amount	€ 90,132,067.69	$ 70,000,000
Contingent liability					$ 52,900,000
Short-term contracts [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Agreement years					1 year	1 year
Long-term contracts [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Agreement years					3 years	3 years
2023 [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Earn-out payable					$ 30,000,000
2024 [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Earn-out payable					40,000,000
Fair value of other financial liabilities [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Contingent consideration assets					50,500,000
Contingent liability					$ 52,900,000